Long-lived Assets (Property And Equipment, net) by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Property and equipment, net	$ 35,537	$ 30,195	$ 23,386
Taiwan
Segment Reporting Information [Line Items]
Property and equipment, net	28,739	24,066	16,799
United States
Segment Reporting Information [Line Items]
Property and equipment, net	142	54	58
Korea
Segment Reporting Information [Line Items]
Property and equipment, net	2,477	1,773	2,226
China
Segment Reporting Information [Line Items]
Property and equipment, net	$ 4,179	$ 4,302	$ 4,303